CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Statutory reserve [Member]	Retained earnings [Member]	Total China Digital TV Holding Co., Ltd Shareholders' equity [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2012	$ 83,163	$ 30	$ 29,724	$ 26,083	$ 17,856	$ 6,765	$ 80,458	$ 2,705
Beginning Balance (in shares) at Dec. 31, 2012		59,100,754
Share-based compensation	$ 2,271		$ 2,255				$ 2,255	$ 16
Appropriation for statutory reserve					$ 51	$ (51)
Exercise of stock option	$ 58		$ 58				$ 58
Exercise of stock option (in shares)		48,399
Net income	22,576					$ 24,408	24,408	$ (1,832)
Foreign currency translation adjustment	2,904			$ 2,857			2,857	47
Ending Balance at Dec. 31, 2013	110,972	$ 30	$ 32,037	$ 28,940	$ 17,907	$ 31,122	110,036	936
Ending Balance (in shares) at Dec. 31, 2013		59,149,153
Share-based compensation	$ 1,699		$ 1,710				$ 1,710	$ (11)
Appropriation for statutory reserve					$ 70	$ (70)
Exercise of stock option	$ 726		$ 726				$ 726
Exercise of stock option (in shares)	556,417	556,417
Special cash dividend to shareholders	$ (29,635)					$ (29,635)	(29,635)
Partial disposal of Joysee's equity (Note 21(b))			$ (215)				(215)	$ 215	[1]
Transfer of noncontrolling interest-Cyber Cloud (Note 21(a))	$ 2,541		$ 1,381				1,381	1,160	[2]
Net income	19,165					$ 20,890	20,890	(1,725)
Foreign currency translation adjustment	(3,441)			$ (3,431)			(3,431)	(10)
Ending Balance at Dec. 31, 2014	$ 102,027	$ 30	$ 35,639	$ 25,509	$ 17,977	$ 22,307	101,462	565
Ending Balance (in shares) at Dec. 31, 2014	59,705,570	59,705,570
Share-based compensation	$ 118		$ 106				$ 106	$ 12
Appropriation for statutory reserve					$ 384	$ (384)
Exercise of stock option	$ 700		$ 700				$ 700
Exercise of stock option (in shares)	468,427	468,427
Capital injection by noncontrolling interest (Note 21(d))	$ 2,272		1,531				1,531	$ 741	[3]
Acquisition of noncontrolling interests (Note 21(e))	(47)		$ 12				12	(59)	[4]
Net income	628					$ 1,528	1,528	(900)
Foreign currency translation adjustment	(3,892)			$ (3,859)			(3,859)	(33)
Ending Balance at Dec. 31, 2015	$ 101,806	$ 30	$ 37,988	$ 21,650	$ 18,361	$ 23,451	$ 101,480	$ 326
Ending Balance (in shares) at Dec. 31, 2015	60,173,997	60,173,997

[1]	Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ( "Intel"), held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee, and has the power to determine all the major financial and operating decisions of Joysee. Accordingly, after the transfer, the Group continues to have the ability to control Joysee. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.
[2]	Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings, a subsidiary of the Company. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).
[3]	In June 2015, the Group obtained the approval from relevant PRC governmental authority for the capital contribution from Gehua to Cyber Cloud. As a result of the capital injection, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively.
[4]	In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel. As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively.